Intangible Assets, Net	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Trademark	$42,982	$45,350
Software	33,768	35,629
Total intangible assets, at cost	76,750	80,979
Less: accumulated amortization	(26,698)	(19,883)
Total intangible assets, net	$50,052	$61,096

Amortization expense were $7,985 and $6,967 for year ended March 31, 2020 and 2019, respectively.